Revenues	6 Months Ended
Jun. 30, 2025
Revenues
Revenues

4. Revenues

The following table shows the revenues earned from time and bareboat charters contracts for the six-month periods ended June 30, 2025 and 2024:

	For the six-month periods ended June 30,
	2025	2024
Time charters	$182,938	$158,252
Bareboat charters	30,602	—
Total	$213,540	$158,252

As of June 30, 2025, all of the Company’s vessels were employed under time and bareboat charter agreements with the remaining tenor ranging between 1.2 and 9.3 years. From these time and bareboat charter agreements nine include extensions at the charterers’ option that range between 2.0 to 6.0 years. In addition, two of the Company’s under-construction vessels have secured time charter agreements with tenors of 4.9 and 6.8 years from the respective date of delivery. Both of these charter agreements include extensions at the charterers’ option of 5.0 years.